UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor –
Congress of Industrial Organizations
Housing Investment Trust
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200
Washington, DC 20037
(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, DC 20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 through June 30, 2008

Item 1. Reports to Stockholders.

A copy of the 2008 Semi-Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

UNION JOBS

COMPETITIVE RETURNS

AFFORDABLE HOUSING

SEMI-ANNUAL REPORT JUNE 30, 2008

AFL-CIO HOUSING INVESTMENT TRUST

Cover

(counterclockwise, from top):

Members of Bricklayers and Allied Craftworkers, Locals 1 and 522, at Big Six Towers, Queens, NY
The Carruth Apartments, Dorchester, MA
Member of Iron Workers, Local 7, at The Carruth Apartments, Dorchester, MA
The Pacific at Newport, Jersey City, NJ

SEMI-ANNUAL REPORT JUNE 2008

Report to Participants

Figure 1.

HIT Performance vs. Lehman Aggregate Bond Index as of June 30, 2008

Figure 2.

Comparison of $50,000 Investment in HIT and Lehman Aggregate Bond Index

The HIT’s performance assumes reinvestment of all distributions.

AFL-CIO Housing Investment Trust Lehman Brothers Aggregate Bond Index

          Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant’s units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at
www.aflcio-hit.com.

          The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

          Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at
www.aflcio-hit.com. The prospectus should be read carefully before investing.

Mid-Year Discussion of Performance

The multifamily and fixed-income markets in which the AFL-CIO Housing Investment Trust (HIT) invests continued to be challenged in the first half of 2008 by liquidity and credit concerns. The sharp increase in these concerns early in the year spurred significant sales of securities in the markets to cover liquidity shortages initiated by losses related to subprime mortgage investments. This led to spreads on non-Treasury assets widening to record levels.1 Spreads spiked on commercial mortgage-backed securities (CMBS), including the high credit quality multifamily securities in which the HIT invests, resulting in these assets underperforming Treasuries.

The HIT portfolio has not suffered credit losses or liquidity issues experienced by other financial institutions in the marketplace, since the HIT does not invest in the subprime sector and does not engage in leverage. Over 93% percent of the HIT’s investments carry a guarantee from the U.S. government or a government-sponsored enterprise (GSE).

The HIT’s prudent strategy of investing only in high credit quality securities, the absence of leverage in the portfolio, and the strategy of maintaining interest rate neutrality relative to its benchmark, the Lehman Brothers Aggregate Bond Index, allowed the HIT to generate competitive returns without taking higher levels of credit or interest rate risk. Higher credit quality securities outperformed in the first half of the year. The HIT’s overweight in higher credit quality securities reduced the negative impact of wider mortgage spreads. Figure 1 compares the performance of the HIT and its benchmark.

Economic Environment

During the first six months of the year, with weakness in the housing sector, concerns about the financial system and slowing economic growth, the Federal Reserve lowered its federal funds target rate four times to bolster investor confidence and preserve economic growth. This ultimately resulted in lower Treasury yields. However, swap spreads and spreads on other products, such as CMBS, widened substantially. As a result, Treasuries significantly outperformed other fixed-income sectors and provided a challenging environment for spread-based fixed-income investors. At mid-year, markets reflected uncertainty about the health of financial institutions, including banks and GSEs.

Conflicting forces in the economy have impacted expectations regarding the movement of interest rates. The risk of inflation due to higher energy prices put upward pressure on interest rates during the period. Overall economic growth may continue to be hampered through 2008 by the weak housing market and losses suffered by financial institutions, coupled with reduced consumer spending. Concerns about the slowing global economy and potential risks to the financial system may keep bond yields from rising significantly, but concerns about inflation may keep yields from falling significantly.

1Spread is the difference in yield between Treasuries and comparable non-Treasury securities, reflecting the market perception of risk. Spread widening indicates a higher perceived risk for non-Treasuries.

AFL-CIO HOUSING INVESTMENT TRUST

Report to Participants

Figure 3.

Yield Curve Shift, 2008 Year-to-Date
Source: Bloomberg L.P.

Figure 4.

Swap Spread Changes, 2008 Year-to-Date
Source: Bloomberg L.P.

Portfolio Strategy

In this environment of wider spreads and heightened volatility, the HIT continued to execute its long-term portfolio strategy of seeking the superior fundamentals of higher yield, superior credit quality and neutral interest rate risk compared to its benchmark. The HIT will continue to strive to capture higher yield by overweighting in high credit quality multifamily mortgage securities that offer relative value as compared to other investment grade securities in its benchmark. While spreads on the asset classes in which the HIT invests have retreated from their highs of mid-March 2008, these spreads remain high by historical standards and may provide attractive future investment opportunities.

Ongoing market turbulence may continue to affect spreads and consequently the HIT’s performance, but this market environment can also present opportunities for the HIT. Many competing sources of financing for multifamily development have dried up, and the HIT expects to see increased investment opportunities in Federal Housing Administration and other multifamily programs. Agency credit enhanced multifamily investments provide relative value over other investment grade securities and represent an investment type for which the HIT possesses special expertise. These multifamily investments also contribute to the HIT’s collateral objectives of increasing the supply of affordable housing and generating good union jobs.

HIT Portfolio Distribution

Chart is based on value of total investments and
includes unfunded commitments, as of June 30, 2008.

SEMI-ANNUAL REPORT JUNE 2008

Report to Participants

Multifamily Investments

As of June 30, 2008, construction was in progress at 19 HIT-financed multifamily housing projects in 11 cities, representing over 3,000 housing units, $394.3 million in total development activity and an estimated 2,500 union construction jobs.

The HIT committed $13.4 million for two investments in multifamily housing during the first six months of the year. Both investments provide financing for projects with long-time connections to the labor movement.

Big Six Towers
Queens, New York

With a $7.8 million investment, the HIT has helped to preserve the affordability of housing at Big Six Towers, a 983-unit complex consisting of seven residential buildings, a shopping center and its own electric power plant. The New York Typographical Union, Local 6 – known as Big Six – sponsored the development of the complex in 1961 and gave Big Six Towers its name. Many residents are active or retired union members. Big Six Towers participates in New York’s Mitchell-Lama program, which provides affordable rental and cooperative housing for moderate- and middle-income families. Facade restoration work on the buildings is being performed by union workers in accordance with HIT labor policies. Staff at Big Six Towers are represented by Local 32 BJ of the Service Employees International Union (SEIU).

Workmen’s Circle Multi-Care Center
Bronx, New York

A $5.5 million HIT investment is helping the Workmen’s Circle Multi-Care Center to complete renovations of 41 units in the facility’s center wing. This is the third HIT investment in the 524-unit senior care center. In 1999, the HIT provided $52 million to enable the Workmen’s Circle Center to build rehabilitation and sub-acute care facilities as an addition to its traditional skilled nursing care. A second HIT investment of $14.6 million in 2003 provided for the rehabilitation of 400 skilled nursing units. The facility was established in 1951 by Workmen’s Circle, an organization founded in 1900 to aid working people, especially those in New York’s needle trades. Many of the original Workmen’s Circle members helped pioneer modern day labor unions by fighting for social justice and better working conditions for immigrant workers. Today, staff at the Center are represented by SEIU 1199.

With these investments, multifamily financing under the HIT’s New York City Community Investment Initiative has grown to more than $333 million since the initiative began in 2002. The investments have created or preserved over 14,500 multifamily housing units, of which more than 90% are affordable to low- or moderate-income households. The estimated value of these projects exceeds $1.5 billion.

AFL-CIO HOUSING INVESTMENT TRUST

Other Important Information

Availability of Quarterly Portfolio Schedule

In addition to disclosure in the Annual and Semi-annual Report to Participants, the HIT also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The HIT’s reports on Form N-Q are made available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Information relating to the hours and operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.) Participants may also obtain copies of the HIT’s Form N-Q reports, without charge, upon request, by calling the HIT collect at 202-331-8055.

Proxy Voting

The HIT invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. During the most recent twelve-month period ended June 30, 2008, the HIT held no voting securities in its portfolio and has reported this information in its most recent filing with the SEC on Form N-PX. This filing is available on the SEC’s website at http://www.sec.gov. Participants may also obtain a copy of the HIT’s report on Form N-PX, without charge, upon request, by calling the HIT collect at 202-331-8055.

Expense Example

Participants in the HIT incur ongoing expenses related to the management and distribution activities of the HIT, as well as certain other expenses. This example is intended to help participants understand the ongoing costs (in dollars) of investing in the HIT and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008, and held for the entire period ended June 30, 2008.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the period. Simply divide the account value by $1,000 (for example, an $800,000 account value divided by $1,000 = 800), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only): The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the HIT’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the HIT’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the HIT and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the HIT charges no transactional costs, such as sales charges (loads) or redemption fees.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period Ended June 30, 2008*

Actual expenses	$1,000.00	$1,018.60	$2.06

Hypothetical expenses (5% return before expenses)	$1,000.00	$1,022.82	$2.06

* Expenses are equal to the HIT’s annualized expense ratio of 0.41% as of June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

JUNE 30, 2008

John M. Evans Supportive Living Center
Pekin, IL

AFL-CIO
HOUSING INVESTMENT TRUST

AFL-CIO HOUSING INVESTMENT TRUST

Statement of Assets and Liabilities
June 30, 2008 (Dollars in thousands; unaudited)

Assets

Investments, at value (cost $3,650,638)	$3,652,282
Cash and cash equivalents	8,107
Accrued interest receivable	18,097
Receivables for investments sold	25,369
Accounts receivable	40
Prepaid expenses and other assets	2,040

Total Assets	3,705,935

Liabilities

Accounts payable and accrued expenses	2,698
Payables for investments purchased	45,642
Redemptions payable	23,782
Refundable deposits	1,117
Income distribution payable, net of dividends reinvested of $13,968	1,925

Total Liabilities	75,164

Net Assets Applicable to Participants’ Equity
Certificates of Participation — Authorized Unlimited; Outstanding 3,361,079 Units	$3,630,771

Net Asset Value Per Unit of Participation (in dollars)	$1,080.24

Participants’ Equity

Participants’ equity consisted of the following:
Amount invested and reinvested by current participants	$3,655,307
Net unrealized appreciation of investments	1,644
Undistributed net investment loss	(4,356)
Accumulated net realized losses	(21,824)

Total Participants’ Equity	$3,630,771

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT JUNE 2008

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

FHA Permanent Securities (4.2% of net assets)

	Interest Rate	Maturity Date		Commitment Amount		Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021-Aug-2021	[1]	$		$29	$29	$29

						29	29	29

Multifamily[1]	5.25%	Mar-2024				4,841	4,858	4,672
	5.35%	Mar-2047				7,976	7,986	7,562
	5.55%	Aug-2042				8,864	8,867	8,515
	5.60%	Jun-2038				2,826	2,828	2,813
	5.62%	Jun-2014				603	601	599
	5.65%	Oct-2038				2,172	2,236	2,132
	5.87%	Jun-2044				1,945	1,945	1,903
	5.89%	Apr-2038				5,295	5,313	5,202
	6.02%	Jun-2035				6,646	6,642	6,666
	6.40%	Jul-2046				4,071	4,073	4,158
	6.66%	May-2040				5,678	5,674	5,777
	6.70%	Dec-2042				5,947	5,942	6,112
	6.75%	Feb-2039-Jul-2040				6,393	6,361	6,582
	6.88%	Apr-2031				27,947	27,629	28,745
	7.00%	Jun-2039				5,961	5,994	6,038
	7.05%	Jul-2043				5,278	5,278	5,501
	7.13%	Mar-2040				7,795	7,762	8,214
	7.20%	Dec-2033-Oct-2039				9,898	9,888	10,409
	7.50%	Sep-2032				1,592	1,593	1,730
	7.70%	Oct-2039				11,973	11,901	12,093
	7.75%	Oct-2038				1,380	1,371	1,384
	7.88%	Jul-2038				5,008	5,006	4,958
	7.93%	Apr-2042				2,870	2,870	3,190
	8.15%	Mar-2037				1,178	1,287	1,213
	8.27%	Jun-2042				2,513	2,513	2,719
	8.40%	Apr-2012				261	261	262
	8.75%	Aug-2036				3,654	3,648	3,672

						150,565	150,327	152,821

Forward Commitments[1]	6.65%	Jun-2049			1,120			21

					1,120			21

Total FHA Permanent Securities					$1,120	$150,594	$150,356	$152,871

AFL-CIO HOUSING INVESTMENT TRUST

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Ginnie Mae Securities (27.7% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	5.50%	Jan-2033-Aug-2033		$8,147	$8,227	$8,143
	6.00%	Jan-2032-Aug-2037		26,159	26,114	26,623
	6.50%	Jul-2028-Dec-2028		333	333	348
	7.00%	Nov-2016-Jan-2030		5,916	6,020	6,244
	7.50%	Apr-2013-Aug-2030		5,384	5,482	5,683
	8.00%	Nov-2009-Nov-2030		2,172	2,232	2,329
	8.50%	Nov-2009-Aug-2027		2,058	2,099	2,236
	9.00%	May-2016-Jun-2025		546	558	600
	9.50%	Sep-2021-Sep-2030		212	216	237
	10.00%	Jun-2019		1	1	1
	13.00%	Jul-2014		1	1	1
	13.25%	Dec-2014		1	1	1

				50,930	51,284	52,446

Multifamily[1]	2.91%	Jun-2018-Aug-2020		7,213	7,143	7,114
	3.48%	Jan-2032		992	950	977
	3.61%	May-2018		6,408	6,313	6,387
	3.62%	May-2017		12,473	12,143	12,386
	3.65%	Sep-2017-Oct-2027		12,530	12,310	12,256
	3.96%	May-2032		616	584	608
	4.21%	Feb-2039		5,000	4,717	4,695
	4.25%	Feb-2031		16,308	16,266	16,187
	4.26%	Jul-2029		3,000	2,992	2,921
	4.40%	Jan-2024		13,000	13,009	12,959
	4.43%	Apr-2034-Jun-2034		109,470	107,332	101,623
	4.49%	Apr-2023		8,531	8,531	8,450
	4.59%	May-2033		11,134	11,127	11,102
	4.65%	Mar-2026		28	28	28
	4.66%	Dec-2030		8,617	8,679	8,342
	4.70%	Dec-2024		13,310	13,029	13,185
	4.71%	May-2025		33,294	33,267	32,691
	4.74%	Feb-2045	[3]	6,179	5,993	5,850
	4.78%	Apr-2034		26,828	27,934	26,657
	4.83%	May-2046	[3]	5,560	5,560	4,910
	4.88%	Mar-2036		17,000	16,760	16,565
	4.92%	Feb-2034-May-2034		65,000	64,663	63,239
	4.94%	Jun-2046	[3]	3,940	3,944	3,731
	5.00%	Dec-2033		5,187	5,237	5,180
	5.05%	Nov-2028		25,216	25,276	25,248
	5.08%	Jan-2030		22,417	21,998	22,422

(continued, next page)

SEMI-ANNUAL REPORT JUNE 2008

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Ginnie Mae Securities (27.7% of net assets), continued

Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

5.12%	Feb-2037		$10,000	$10,170	$9,552
5.13%	Jul-2024		6,369	6,349	6,378
5.15%	Jun-2023		33,960	34,494	33,316
5.18%	May-2042		2,226	2,251	2,164
5.19%	May-2045		8,865	8,632	8,537
5.20%	Apr-2047		26,016	26,269	25,843
5.21%	Jan-2045		5,657	5,657	5,490
5.21%	Jan-2047	[3]	16,083	15,954	15,622
5.25%	Feb-2031		40,145	40,041	39,105
5.26%	Aug-2032		15,000	14,938	15,036
5.30%	Apr-2039		55,000	54,126	54,076
5.32%	Aug-2030		35,000	34,847	34,836
5.34%	Jul-2040		18,000	17,653	16,887
5.38%	Apr-2025		479	496	481
5.45%	May-2042		2,309	2,389	2,284
5.46%	Feb-2047		3,126	3,149	3,096
5.50%	Sep-2023-Jul-2033		37,814	39,425	37,973
5.55%	May-2026-Mar-2045		27,634	27,742	27,720
5.58%	May-2031-Oct-2031		94,582	94,914	93,937
5.68%	Jul-2027		15,152	15,127	15,112
5.70%	Mar-2037		2,453	2,466	2,475
5.75%	Dec-2026-Jul-2037		7,221	7,271	7,301
5.85%	Dec-2037-Nov-2045		5,226	5,230	5,331
5.88%	Mar-2024		620	620	623
6.00%	Jan-2046		3,635	3,638	3,758
6.05%	May-2043		6,084	6,084	6,232
6.26%	Apr-2027		10,000	10,691	10,108
6.40%	Mar-2026		10,000	10,263	10,203
6.44%	Aug-2023		3,005	3,005	3,051
7.00%	Jun-2043		28,313	28,313	29,711

			969,225	967,989	951,951

Total Ginnie Mae Securities			$1,020,155	$1,019,273	$1,004,397

AFL-CIO HOUSING INVESTMENT TRUST

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.2% of net assets)

	Interest Rates[2]				Commitment Amount
	Permanent	Construction	Maturity Date			Face Amount	Amortized Cost	Value

Multifamily[1]	4.63%	4.63%	Sep-2037	[3]	$1,500	$1,500	$1,456	$1,241
	4.70%	4.70%	Jan-2047	[3]	6,035	5,985	5,996	5,687
	4.83%	4.83%	Jul-2047	[3]	7,850	7,850	7,752	6,822
	4.90%	4.90%	Mar-2044	[3]	1,000	1,000	990	847
	5.05%	5.05%	Apr-2049	[3]	2,950	2,950	2,957	2,693
	5.34%	5.34%	Mar-2046	[3]	11,340	10,678	10,694	10,354
	5.40%	5.40%	Dec-2048		9,514	4,533	4,434	4,199
	5.55%	5.55%	May-2049	[3]	10,685	10,685	10,689	10,116
	6.22%	5.75%	Aug-2035		14,599	13,571	13,583	13,893
	6.25%	6.25%	Feb-2034		4,890	4,594	4,873	4,793
	7.75%	7.25%	Aug-2035		51,779	51,779	51,534	55,404

					122,142	115,125	114,958	116,049

Forward Commitments[1]	5.40%	5.40%	Mar-2049		4,114	25	71	(109)
	6.15%	6.15%	Jul-2039		5,508			(6)

					9,622	25	71	(115)

Total Ginnie Mae Construction Securities					$131,764	$115,150	$115,029	$115,934

Freddie Mac Securities (14.4% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.77%	Dec-2035-Feb-2036	$45,197	$45,179	$44,182
	2.82%	Apr-2036	8,529	8,516	8,341
	3.78%	Jun-2033	2,308	2,299	2,305
	3.96%	Oct-2033	6,928	6,836	6,971
	4.30%	Jul-2035	1,708	1,701	1,737
	4.50%	Aug-2018-Feb-2019	18,041	18,074	17,753
	4.68%	Apr-2035	1,452	1,452	1,453
	5.00%	Jan-2019-Jul-2037	91,478	89,341	89,573
	5.50%	Oct-2017-Dec-2037	172,112	170,759	170,218
	6.00%	Mar-2014-Feb-2038	116,112	118,394	117,795
	6.50%	Oct-2013-Nov-2037	25,879	26,352	26,725
	7.00%	Mar-2011-Mar-2030	1,457	1,436	1,514
	7.50%	Jul-2010-Apr-2031	1,323	1,305	1,378
	8.00%	Sep-2009-Feb-2030	455	448	478
	8.50%	Jun-2010-Jan-2025	446	449	476
	9.00%	Sep-2010-Mar-2025	175	175	188

			493,600	492,716	491,087

Multifamily[1]	5.42%	Apr-2016	10,000	9,916	9,560
	5.65%	Apr-2016	12,608	12,630	12,518
	8.00%	Feb-2009	1,177	1,170	1,182

			23,785	23,716	23,260

TBA[4]	5.50%	Jul-2038	10,000	9,806	9,855

			10,000	9,806	9,855

Total Freddie Mac Securities			$527,385	$526,238	$524,202

SEMI-ANNUAL REPORT JUNE 2008

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Fannie Mae Securities (37.4% of net assets)

	Interest Rate	Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Single Family	3.89%	Aug-2033	$	$571	$569	$578
	4.00%	Jul-2033		7,775	7,820	7,814
	4.03%	Jul-2033		3,149	3,123	3,182
	4.25%	Aug-2033		8,935	8,909	8,972
	4.26%	Aug-2033		3,408	3,401	3,440
	4.47%	May-2033		2,112	2,125	2,122
	4.50%	Jun-2018-Feb-2019		11,972	12,095	11,792
	4.51%	Nov-2033		10,165	10,172	10,275
	4.68%	Aug-2034		566	569	571
	4.96%	Sep-2035		3,805	3,787	3,831
	5.00%	Jul-2018-Jan-2038		100,842	99,472	98,066
	5.50%	Jul-2017-Feb-2038		196,904	198,199	195,170
	6.00%	Apr-2016-Sep-2037		187,014	188,554	189,367
	6.50%	Nov-2016-Jun-2036		42,918	43,411	44,310
	7.00%	Nov-2013-May-2032		5,819	5,873	6,134
	7.50%	Nov-2016-Sep-2031		2,079	2,059	2,205
	8.00%	Jun-2012-May-2031		1,041	1,051	1,093
	8.50%	Nov-2009-Apr-2031		863	873	923
	9.00%	Jul-2009-May-2025		225	227	247

				590,163	592,289	590,092

Multifamily[1]	4.10%	Jun-2027		9,186	9,002	9,113
	4.22%	Jul-2018		4,470	4,213	4,312
	4.48%	Oct-2031		7,478	7,478	7,460
	4.66%	Jul-2021-Sep-2033		8,451	8,556	8,146
	4.67%	Aug-2033		9,600	9,581	9,428
	4.99%	Mar-2021-Aug-2021		42,311	42,295	40,212
	5.15%	Oct-2022		4,467	4,496	4,396
	5.16%	Jan-2018		5,635	5,522	5,647
	5.29%	Sep-2017-May-2022		9,093	9,084	8,993
	5.34%	Apr-2016		6,588	6,568	6,701
	5.35%	Apr-2012-Jun-2018		3,916	3,931	3,980
	5.36%	Feb-2016		5,000	5,015	5,009
	5.43%	Nov-2013		1,378	1,375	1,380
	5.44%	Mar-2016		3,888	3,939	3,971
	5.45%	May-2033		3,195	3,232	3,140
	5.46%	Feb-2017		50,813	51,611	51,745
	5.52%	May-2016		22,599	22,273	23,169
	5.53%	Apr-2017		67,092	67,052	68,623
	5.55%	Feb-2018		31,000	31,009	31,646
	5.59%	May-2016		7,421	7,434	7,639
	5.60%	Feb-2018-Jan-2024		12,622	12,613	12,635
	5.62%	Jun-2011		28,946	28,748	28,996
	5.63%	Dec-2019		13,585	13,574	13,955
	5.70%	Mar-2009-Jun-2016		6,888	7,034	6,968
	5.80%	Jun-2018		73,200	72,835	75,972
	5.86%	Dec-20w16		370	373	386
	5.91%	Mar-2037		2,167	2,238	2,190
	5.92%	Dec-2016		364	368	379
	5.96%	Jan-2029		475	484	474

(continued, next page)

AFL-CIO HOUSING INVESTMENT TRUST

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Fannie Mae Securities (37.4% of net assets), continued

	Interest Rate	Maturity Date		Commitment Amount		Face Amount	Amortized Cost	Value

	6.03%	Jun-2017-Jun-2036		$		$5,807	$6,007	$5,998
	6.06%	Jul-2034				10,486	10,908	10,743
	6.10%	Apr-2011				2,728	2,763	2,831
	6.11%	Aug-2017				7,069	7,166	7,498
	6.13%	Dec-2016				3,662	3,866	3,875
	6.14%	Sep-2033				319	338	331
	6.15%	Jan-2023-Oct-2032				7,685	7,778	7,935
	6.16%	Aug-2013				10,918	11,478	10,956
	6.19%	Jul-2013				5,000	5,277	5,265
	6.22%	Aug-2032				1,870	1,931	1,948
	6.23%	Sep-2034				1,528	1,620	1,585
	6.27%	Jan-2012				2,093	2,100	2,203
	6.28%	Nov-2028				3,367	3,625	3,509
	6.35%	Jun-2020-Aug-2032				17,730	18,241	18,340
	6.38%	Jul-2021				5,878	6,056	6,254
	6.39%	Apr-2019				1,017	1,079	1,075
	6.41%	Aug-2013				1,897	1,984	1,900
	6.42%	Apr-2011				1,372	1,405	1,376
	6.44%	Apr-2014-Dec-2018				46,345	46,739	50,207
	6.52%	May-2029				5,859	6,484	6,220
	6.63%	Jun-2014-Apr-2019				4,556	4,575	4,834
	6.65%	Aug-2011				1,712	1,788	1,811
	6.79%	Aug-2009				7,174	7,137	7,258
	6.80%	Jul-2016				814	814	876
	6.85%	Aug-2014				44,373	44,248	48,470
	6.88%	Feb-2028				4,903	5,426	5,185
	7.00%	Jun-2018				3,838	3,838	4,098
	7.01%	Apr-2031				3,470	3,499	3,746
	7.07%	Feb-2031				17,504	17,837	18,922
	7.18%	Aug-2016				506	506	550
	7.20%	Apr-2010-Aug-2029				9,079	8,844	9,676
	7.25%	Jul-2012				7,483	7,483	7,663
	7.26%	Dec-2018				12,540	13,584	13,682
	7.50%	Dec-2014				1,579	1,576	1,724
	7.60%	Feb-2024				752	832	754
	7.75%	Dec-2012-Dec-2024				3,519	3,519	3,827
	8.00%	Nov-2019				2,063	2,054	2,073
	8.13%	Sep-2012-Aug-2020				8,061	8,028	8,227
	8.38%	Jan-2022				911	910	916
	8.40%	Jul-2023				503	494	563
	8.50%	Nov-2019-Sep-2026				5,281	5,577	6,015
	8.63%	Sep-2028				6,675	6,675	7,535
	9.13%	Sep-2015				2,584	2,567	2,603

						734,708	740,589	757,722

Forward Commitments1 / TBA[4]	6.00%	Jul-2038	[4]			10,000	10,022	10,089
	6.15%	Jan-2019			31,087			1,098

					31,087	10,000	10,022	11,187

Total Fannie Mae Securities					$31,087	$1,334,871	$1,342,900	$1,359,001

SEMI-ANNUAL REPORT JUNE 2008

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (3.6% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Credit Suisse	5.10%	Aug-2038	$35,000	$34,105	$33,079
Lehman Brothers	5.16%	Feb-2031	19,500	19,129	18,451
Credit Suisse	5.41%	Dec-2040	17,000	16,698	16,332
JPMorgan	5.47%	Jan-2045	10,000	10,052	9,403
Credit Suisse	5.61%	Feb-2039	25,000	25,173	24,131
Credit Suisse	5.70%	Jul-2017	20,000	20,100	19,034
JPMorgan	5.74%	Sep-2042	10,000	10,055	9,545

Total Commercial Mortgage-Backed Securities			$136,500	$135,312	$129,975

Government-Sponsored Enterprise Securities (0.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Freddie Mac	5.00%	Apr-2017	$25,000	$25,503	$25,465

Total Government-Sponsored Enterprise Securities			$25,000	$25,503	$25,465

State Housing Finance Agency Securities (1.0% of net assets)

	Issuer	Interest Rate	Maturity Date	Commitment Amount		Face Amount	Amortized Cost	Value

Multifamily[1]	MA Housing Finance Agency	4.20%	Jun-2010	$		$300	$302	$301
	MA Housing Finance Agency	5.25%	Dec-2048			2,500	2,500	2,319
	MA Housing Finance Agency	5.30%	Jun-2049			4,000	4,000	3,729
	MA Housing Finance Agency	5.40%	Dec-2049			2,000	2,005	1,817
	MA Housing Finance Agency	5.42%	Jun-2009			2,610	2,610	2,633
	MA Housing Finance Agency	5.69%	Nov-2018			7,760	7,760	7,566
	MA Housing Finance Agency	5.92%	Dec-2037			6,710	6,714	6,207
	MA Housing Finance Agency	6.50%	Dec-2039			755	759	748
	MA Housing Finance Agency	6.58%	Dec-2039			11,385	11,386	11,681

						38,020	38,036	37,001

Forward Commitments[1]	MA Housing Finance Agency	5.70%	Jun-2040		12,235			(612)
	MA Housing Finance Agency	6.70%	Jun-2040		15,000			(55)

					27,235			(667)

Total State Housing Finance Agency Securities					$27,235	$38,020	$38,036	$36,334

AFL-CIO HOUSING INVESTMENT TRUST

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Other Multifamily Investments (1.5% of net assets)

Interest Rates[2]			Commitment Amount
Permanent	Construction	Maturity Date		Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages[1]
N/A	7.63%	Jan-2011	$813	$221	$220	$226
N/A	8.63%	Apr-2025	1,469	1,225	1,223	1,225
N/A	9.50%	Apr-2024	760	655	655	655

			3,042	2,101	2,098	2,106

Privately Insured Construction/Permanent Mortgages[1,5]
5.40%	5.40%	Apr-2047	9,000	8,918	8,928	8,442
N/A	5.55%	May-2021	12,006	10,305	10,308	10,270
5.55%	5.55%	Jan-2047	12,809	12,680	12,684	11,948
5.73%	5.73%	Aug-2047	5,575	5,544	5,550	5,362
5.95%	5.95%	Mar-2044	4,400	4,276	4,287	4,232
6.07%	6.07%	May-2048	1,000	993	998	982
6.15%	6.15%	Mar-2045	1,600	1,567	1,573	1,575
6.20%	6.20%	Mar-2047-Dec-2047	8,525	8,477	8,521	8,481

			54,915	52,760	52,849	51,292

Forward Commitments[1,5]
6.60%	N/A	Dec-2047	3,514			12

			3,514			12

Total Other Multifamily Investments			$61,471	$54,861	$54,947	$53,410

United States Treasury Securities (6.2% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

3.50%	Feb-2018	$60,000	$59,312	$57,752
3.88%	May-2018	5,000	4,900	4,958
4.50%	May-2017	130,500	127,749	135,965
4.75%	Aug-2017	25,500	26,083	27,018

Total United States Treasury Securities		$221,000	$218,044	$225,693

Total Long-Term Investments		$3,623,536	$3,625,638	$3,627,282

SEMI-ANNUAL REPORT JUNE 2008

Schedule of Portfolio Investments
June 30, 2008 (Dollars in thousands; unaudited)

Short-term Investments (0.7% of net assets)

Description	Maturity Date	Interest Rate	Face Amount	Amortized Cost	Value

Short-term - Cash Equivalents[6]
Commercial Paper[7]
Lehman Brothers Holdings	July 1, 2008	2.80%	$25,000	$25,000	$25,000

Total Short-Term Investments			$25,000	$25,000	$25,000

Total Investments			$3,648,536	$3,650,638	$3,652,282

[1]	Mortgage securities and forward commitments are valued by management in accordance with the fair value procedures adopted by the HIT’s Board of Trustees.

[2]

Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the Department of Housing and Urban Development requires that such rates be charged earlier.

[3]	Tax-exempt bonds collateralized by Ginnie Mae securities.

[4]	Represents to be announced (TBA) securities for which actual securities that will be delivered to fulfill the trade have not been designated.

[5]	Loans insured by Ambac Assurance Corporation.

[6]	Short-term investments with remaining maturities of sixty days or less.

[7]	Interest rate is yield calculated based on the purchase price of the discount note.

See accompanying Notes to Financial Statements.

AFL-CIO HOUSING INVESTMENT TRUST

Statement of Operations
For the Six Months Ended June 30, 2008 (Dollars in thousands; unaudited)

Investment Income

	FHA permanent securities*	$5,006
	FHA construction securities	70
	Ginnie Mae securities	26,256
	Ginnie Mae construction securities*	3,515
	Fannie Mae securities*	34,577
	Fannie Mae construction securities	1,772
	Freddie Mac securities	13,523
	Commercial mortgage-backed securities	3,692
	Government-sponsored enterprise securities	230
	State Housing Finance Agency securities*	980
	Other multifamily investments*	1,620
	United States Treasury securities	4,867
	Short-term investments	1,161

	Total Income	97,269

Expenses

	Officer salaries and fringe benefits	1,559
	Other salaries and fringe benefits	3,536
	Legal fees	179
	Consulting fees	206
	Auditing, tax and accounting fees	161
	Insurance	163
	Marketing and sales promotion (12b-1)	121
	Investment management	340
	Trustee expenses	26
	Rental expenses	457
	General expenses	796

	Total Expenses	7,544

Net Investment Income		89,725

	Net realized gain on investments	6,648
	Net change in unrealized depreciation on investments	(61,997)

Realized and Unrealized Net Losses on Investments		(55,349)

Net Increase in Net Assets Resulting from Operations		$34,376

* Includes forward commitments.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT JUNE 2008

Statements of Changes in Net Assets
(Dollars in thousands)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase in Net Assets from Operations

Net investment income	$89,725	$181,843
Net realized gain/(loss) on investments	6,648	(3,999)
Net change in unrealized (depreciation)/appreciation on investments	(61,997)	59,700

Net increase in net assets resulting from operations	34,376	237,544

Decrease in Net Assets from Distributions

Distributions paid to participants or reinvested from:
Net investment income	(91,081)	(184,203)

Net decrease in net assets from distributions	(91,081)	(184,203)

(Decrease)/Increase in Net Assets from Unit Transactions

Proceeds from the sale of units of participation	15,870	233,254
Dividend reinvestment of units of participation	80,362	160,893
Payments for redemption of units of participation	(125,529)	(336,394)

Net (decrease)/increase from unit transactions	(29,297)	57,753

Total (decrease)/increase in net assets	(86,002)	111,094

Net assets at beginning of period	3,716,773	3,605,679

Net Assets at End of Period	$3,630,771	$3,716,773

Undistributed Net Investment (Loss)/Income	$(4,356)	$(3,000)

Unit Information

Units sold	14,591	216,841
Distributions reinvested	73,564	149,106
Units redeemed	(115,183)	(312,524)

(Decrease)/Increase in Units Outstanding	(27,028)	53,423

See accompanying Notes to Financial Statements.

AFL-CIO HOUSING INVESTMENT TRUST

Notes to Financial Statements
(unaudited)

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Statement of Additional Information and Prospectus.

Participation in the HIT is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

The HIT adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective with the beginning of the HIT’s current fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. FAS 157 also establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels of the fair value hierarchy under FAS 157 are described below:

SEMI-ANNUAL REPORT JUNE 2008

Notes to Financial Statements
(unaudited)

Level 1 – quoted prices in active markets for identical investment

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the HIT’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the HIT’s investments carried at value:

Valuation Inputs Dollars in thousands	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	3,594,619	350
Level 3 - Significant Unobservable Inputs	57,313	—

Total	$3,651,932	$350

* Other financial instruments include forword commitments.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2008, were as follows:

Dollars in thousands	Investments in Securities

Beginning balance, 12/31/07	$57,886
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	(56)
Total realized and unrealized gain (loss)	(517)
Transfers in and/or out of Level 3	—

Ending balance, 6/30/08	$57,313

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Distributions to Participants

At the end of each calendar month, a pro rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of the month in which they redeem.

The HIT offers an income reinvestment plan that permits current participants automatically to reinvest their income distributions into HIT units of participation. Total reinvestment was approximately 88 percent of distributable income for the six months ended June 30, 2008.

AFL-CIO HOUSING INVESTMENT TRUST

Notes to Financial Statements
(unaudited)

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

12b-1 Plan of Distribution

The Board of Trustees annually considers a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the year 2008, the HIT is authorized to pay 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the six months ended June 30, 2008, the HIT incurred approximately $121,000 of 12b-1 expenses.

Note 2. Investment Risks

Interest Rate Risk

As with any fixed-income investment, the market value of the HIT’s investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk

The HIT invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life, resulting in a lower return from the security. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life, resulting in a lower return from the security. When this occurs, the ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and change the value of the HIT’s portfolio.

SEMI-ANNUAL REPORT JUNE 2008

Notes to Financial Statements
(unaudited)

Note 3. Transactions With Related Entities

During the six months ended June 30, 2008, the HIT provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a District of Columbia not-for-profit corporation, on a cost-reimbursement basis. During the period, an employee of the HIT also served as an officer of the ITC. The total cost for such personnel and related expenses for the six months ended June 30, 2008, amounted to approximately $201,000. During the six months ended June 30, 2008, the HIT was reimbursed for approximately $175,000 of current year costs. As of June 30, 2008, approximately $26,000, representing a current balance, is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the HIT on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2008, was approximately $1,400. During the six months ended June 30, 2008, the HIT paid the ITC approximately $1,400 of current costs.

Note 4. Commitments

Certain assets of the HIT are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of June 30, 2008, the HIT had outstanding unfunded purchase commitments of approximately $79.7 million. The HIT maintains a reserve, in the form of securities, of no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2008, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $3.35 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

Note 5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for the six months ended June 30, 2008, were $302.1 million and $10.0 million, respectively.

Note 6. Distributions

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from U.S. generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

At June 30, 2008, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,650.6 million. Net unrealized gain aggregated $1.6 million at period-end, of which $27.6 million related to appreciated investments and $26.0 million related to depreciated investments.

AFL-CIO HOUSING INVESTMENT TRUST

Notes to Financial Statements
(unaudited)

Note 7. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 21.00 percent of employees’ salaries for the six months ended June 30, 2008. The total HIT pension expense for the six months ended June 30, 2008, was approximately $621,000.

The HIT also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. During 2008, the HIT is matching dollar for dollar the first $4,200 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2008, was approximately $158,000.

Note 8. Loan Facility

The HIT has a $15 million uncommitted loan facility which expires on January 31, 2009. Under this facility, borrowings bear interest at a rate per annum which is equal to (a) one hundred (100) basis points in excess of the Federal Funds Rate, or (b) such other rate per annum as offered by the lender. The HIT had no outstanding balance under the facility during the period. No compensating balances are required.

Note 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEMI-ANNUAL REPORT JUNE 2008

Financial Highlights
Selected Per Share Data and Ratios for the Six Months Ended June 30, 2008 and Years Ended December 31, 2007, 2006, 2005, 2004 and 2003

	6 Months Ended June 30, 2008 (unaudited)
		Year Ended December 31
		2007	2006	2005	2004	2003

Per Share Data
Net asset value, beginning of period	$1,097.01	$1,081.27	$1,086.97	$1,110.61	$1,125.21	$1,152.30

Income from investment operations:

Net investment income	26.52	53.82	53.55	50.08	48.63	54.26

Net realized and unrealized (losses) gains on investments	(16.36)	16.44	(4.60)	(21.25)	(2.38)	(11.69)

Total Income (Loss) from Investment Operations	10.16	70.26	48.95	28.83	46.25	42.57

Less distributions from:

Net investment income	(26.93)	(54.52)	(54.65)	(52.47)	(49.10)	(54.26)

Net realized gains on investments	—	—	—	—	(11.75)	(15.40)

Total Distributions	(26.93)	(54.52)	(54.65)	(52.47)	(60.85)	(69.66)

Net Asset Value, End of Period	$1,080.24	$1,097.01	$1,081.27	$1,086.97	$1,110.61	$1,125.21

Ratios

Ratio of expenses to average net assets	0.41%*	0.41%	0.41%	0.37%	0.37%	0.37%

Ratio of net investment income to average net assets	4.9%*	5.0%	5.0%	4.5%	4.4%	4.7%

Portfolio turnover rate	19.8%*	42.1%	65.0%	68.4%	85.5%	73.1%

Number of Outstanding Units at End of Period	3,361,079	3,388,107	3,334,684	3,290,698	3,300,858	3,206,626

Net Assets, End of Period (in thousands)	$3,630,771	$3,716,773	$3,605,679	$3,576,875	$3,665,950	$3,608,139

Total Return	1.86%	6.70%	4.65%	2.64%	4.20%	3.78%

*Annualized.

See accompanying Notes to Financial Statements.

AFL-CIO HOUSING INVESTMENT TRUST

Leadership

Board of Trustees

Richard Ravitch, Chairman*
Principal, Ravitch Rice & Co. LLC

John J. Sweeney*
President
AFL-CIO

Arlene Holt Baker
Executive Vice-President
AFL-CIO

Richard L. Trumka
Secretary-Treasurer
AFL-CIO

Mark Ayers
President, Building and Construction Trades Department
AFL-CIO

John J. Flynn
President, International Union of Bricklayers and Allied Craftworkers

Stephen Frank
Retired; formerly Vice President and Chief Financial Officer, The Small Business Funding Corporation

Frank Hurt
International President, Bakery, Confectionery & Tobacco Workers and Grain Millers International Union

George Latimer
Distinguished Visiting Professor of Urban Land Studies, Macalester College

Jack Quinn
President, Erie Community College, State University of New York; formerly Member of Congress, 27th District, New York

Marlyn J. Spear, CFA
Chief Investment Officer, Building Trades United Pension Trust Fund (Milwaukee and Vicinity)

Tony Stanley*
Director, TransCon Builders, Inc.; formerly Executive Vice President, TransCon Builders, Inc.

James A. Williams
General President, International Union of Painters and Allied Trades of the United States and Canada

Newly Appointed Trustee

Lindell K. Lee
International Secretary-Treasurer, International Brotherhood of Electrical Workers

At the June 2008 meeting of the Board of Trustees, the Union Trustees of the Board elected Mr. Lee to serve out the unexpired term of Jon F. Walters, who resigned his position as Union Trustee in March 2008. Mr. Lee’s services will commence at the next duly constituted meeting of the Board.

* Executive Committee member.

SEMI-ANNUAL REPORT JUNE 2008

Leadership

Officers and Key Staff

Stephen Coyle
Chief Executive Officer

Helen R. Kanovsky
Chief Operating Officer

Erica Khatchadourian
Chief Financial Officer

Chang Suh, CFA
Executive Vice President and Chief Portfolio Manager

Mary C. Moynihan
General Counsel

Stephanie H. Wiggins
Chief Investment Officer – Multifamily Finance

Marcie Cohen
Senior Vice President and Director of Workforce Housing

Harpreet Peleg
Controller

Christopher Kaiser
Chief Compliance Officer

Lesyllee White
Director of Marketing

Carol Nixon
Director, New York City Office

Paul Barrett
Director, Boston Office

David Landenwitch
Acting Director
Western Regional Office

Service Providers

Independent Registered Public Accounting Firm
Ernst & Young LLP
McLean, Virginia

Corporate Counsel
Bingham McCutchen LLP
Washington, D.C.

Securities Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
Washington, D.C.

Transfer Agent
PNC Global Investment Services
(formerly PFPC Inc.)
Wilmington, Delaware

Custodian
PFPC Trust Company
Philadelphia, Pennsylvania

AFL-CIO Housing Investment Trust

National Office
2401 Pennsylvania Avenue, N.W.
Suite 200
Washington, D.C. 20037
(202) 331-8055
www.aflcio-hit.com

New York City Office
1270 Avenue of the Americas
Suite 210
New York, New York 10020
(212) 554-2750

Western Regional Office
235 Montgomery Street
Suite 1001
San Francisco, California 94104
(415) 433-3044

Boston Office
655 Summer Street
Boston, Massachusetts 02210
(617) 261-4444

Gulf Coast Revitalization Program
1100 Poydras Street, Suite 2870
New Orleans, Louisiana 70163
(504) 599-8750

AFL-CIO Housing Investment Trust
2401 Pennsylvania Avenue, N.W.
Suite 200
Washington, DC 20037
202-331-8055
www.aflcio-hit.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item 10.

Item 11. Controls and Procedures.

(a)

The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange

Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)

There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

	(3)	Not applicable.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle

Name: Stephen Coyle
Title: Chief Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: September 5, 2008

/s/ Erica Khatchadourian

Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: September 4, 2008